UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2011

Item 1:	Report to Shareholders.

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Developing Growth Fund

For the fiscal year ended July 31, 2011

Lord Abbett Developing Growth Fund

Annual Report

For the fiscal year ended July 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Developing Growth Fund for the fiscal year ended July 31, 2011. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended July 31, 2011, the Fund returned 39.98%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index1, which returned 29.32% over the same period.

Despite market volatility in recent months, the 12-month period was strong for equities. In spite of negative headwinds related to turmoil in the Middle East, the tsunami in Japan, the ongoing European debt crisis, and stubbornly high unemployment in the United States, corporate earnings were robust and propelled equity markets higher. Smaller capitalization companies generally performed better than larger cap names, and growth-oriented investments generally performed better than value-oriented investments.

Stock selection within the consumer discretionary sector contributed to Fund performance during the period. lululemon athletica inc., producer of yoga and athletic apparel, was a key contributor as increased brand awareness and new product lines drove impressive revenue gains for the firm. Beauty retailer Ulta Salon, Cosmetics & Fragrance, Inc. also contributed to Fund performance as the firm opened several new stores and expanded sales at existing locations. Fund performance also benefitted from stock selection within the information technology sector. Shares of IPG Photonics Corp., a pioneer in the rapidly expanding market for fiber lasers, appreciated as adoption accelerated for metal-cutting and welding applications. Shares of OpenTable, Inc., a provider of an electronic reservation and table management service for restaurants, rose as the firm added restaurants and attracted new customers.

Although our holdings within the health care sector appreciated during the quarter, the Fund underperformed the index in this category. A position in Salix Pharmaceuticals, Ltd., detracted from performance after the Food & Drug Administration delayed approval of the firm’s Xifaxan drug. Shares of Thoratec Corp., producer of the HeartMate II ventricular assist device, also declined during the period amidst concerns about competition. The Fund also underperformed in the energy sector, as a correction in oil prices impacted holdings in the latter part of the period. Our position in oil and gas producer Brigham Exploration Co., which uses advanced drilling technologies, detracted from performance after harsh winter weather in the Williston Basin slowed production. Clean Energy Fuels Corp., which builds and operates liquefied natural gas fueling stations for vehicle fleets, declined during the period amidst uncertainty surrounding government incentives to adopt cleaner fuels.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of July 31, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended July 31, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	31.91%	10.20%	7.09%	–
Class B4	35.09%	10.67%	7.19%	–
Class C5	38.99%	10.80%	7.08%	–
Class F6	40.31%	–	–	4.87%
Class I7	40.45%	11.91%	8.12%	–
Class P7	39.75%	11.40%	7.64%	–
Class R2[8]	39.60%	–	–	4.36%
Class R3[9]	39.72%	–	–	4.46%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 through July 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/11 – 7/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/11	7/31/11	2/1/11 - 7/31/11
Class A
Actual	$1,000.00	$1,079.90	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	$5.46
Class B
Actual	$1,000.00	$1,076.30	$8.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.21	$8.70
Class C
Actual	$1,000.00	$1,076.40	$8.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$8.70
Class F
Actual	$1,000.00	$1,081.10	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.60	$4.26
Class I
Actual	$1,000.00	$1,082.00	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class P
Actual	$1,000.00	$1,079.40	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.87	$5.96
Class R2
Actual	$1,000.00	$1,078.20	$6.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.11	$6.76
Class R3
Actual	$1,000.00	$1,078.90	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.09% for Class A, 1.74% for Classes B and C, 0.85% for Class F, 0.75% for Class I, 1.19% for Class P, 1.35% for Class R2 and 1.25% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	17.87%	Industrials	16.22%
Consumer Staples	1.04%	Information Technology	21.01%
Energy	8.60%	Materials	2.25%
Financials	7.81%	Short-Term Investment	4.66%
Health Care	20.54%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

July 31, 2011

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 95.66%

COMMON STOCKS 95.66%

Aerospace & Defense 3.60%
BE Aerospace, Inc.*	631,544	$25,135
HEICO Corp.	366,497	19,153
Hexcel Corp.*	1,482,579	35,493

Total		79,781

Auto Components 0.94%
Westport Innovations, Inc. (Canada)*(a)	817,661	20,965

Biotechnology 7.33%
Amarin Corp. plc ADR*	1,933,866	26,185
BioMarin Pharmaceutical, Inc.*	509,838	15,922
Cepheid, Inc.*	1,034,533	39,064
Cubist Pharmaceuticals, Inc.*	880,855	29,923
Genomic Health, Inc.*	354,932	9,530
Human Genome Sciences, Inc.*	206,414	4,337
Incyte Corp.*	989,607	17,259
InterMune, Inc.*	290,159	9,685
Onyx Pharmaceuticals, Inc.*	327,205	10,791

Total		162,696

Capital Markets 2.38%
Affiliated Managers Group, Inc.*	8,732	911
Cohen & Steers, Inc.*	434,622	17,181
Financial Engines, Inc.*	1,409,438	33,488
Noah Holdings Ltd. ADR*	98,145	1,297

Total		52,877

Chemicals 1.18%
Koppers Holdings, Inc.	384,737	14,243
Rockwood Holdings, Inc.*	196,603	11,888

Total		26,131

Investments	Shares	Fair Value (000)
Commercial Banks 2.22%
Signature Bank*	387,525	$22,926
SVB Financial Group*	432,786	26,409

Total		49,335

Commercial Services & Supplies 2.29%
Clean Harbors, Inc.*	544,166	28,705
Higher One Holdings, Inc.*	1,112,695	22,087

Total		50,792

Communications Equipment 0.98%
Aruba Networks, Inc.*	944,902	21,685

Computers & Peripherals 1.17%
Fortinet, Inc.*	698,551	14,195
Fusion-io, Inc.*	397,549	11,771

Total		25,966

Construction & Engineering 0.89%
MYR Group, Inc.*	811,164	19,703

Consumer Finance 0.15%
Green Dot Corp. Class A*	100,213	3,250

Diversified Consumer Services 1.53%
Coinstar, Inc.*	212,959	10,405
K12, Inc.*	732,485	23,498

Total		33,903

Diversified Financial Services 1.17%
Portfolio Recovery Associates, Inc.*	320,024	25,899

Electrical Equipment 1.03%
Polypore International, Inc.*	336,921	22,911

Electronic Equipment, Instruments & Components 4.41%
Cognex Corp.	814,967	27,668

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2011

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc.*	658,874	$26,856
IPG Photonics Corp.*	486,562	29,286
Maxwell Technologies, Inc.*	837,125	14,122

Total		97,932

Energy Equipment & Services 4.19%
C&J Energy Services, Inc.*	595,905	18,175
CARBO Ceramics, Inc.	161,118	25,146
Complete Production Services, Inc.*	690,700	26,854
ION Geophysical Corp.*	2,250,830	22,824

Total		92,999

Food Products 1.04%
Diamond Foods, Inc.	323,937	23,191

Health Care Equipment & Supplies 6.85%
Align Technology, Inc.*	1,405,656	30,911
DexCom, Inc.*	1,346,421	19,092
Endologix, Inc.*(b)	3,945,204	35,822
Insulet Corp.*	1,044,346	20,532
Masimo Corp.	376,434	10,457
NxStage Medical, Inc.*	124,867	2,298
Tornier NV (Netherlands)*(a)	449,203	11,693
Volcano Corp.*	344,119	10,809
Zoll Medical Corp.*	148,008	10,310

Total		151,924

Health Care Providers & Services 1.84%
Catalyst Health Solutions, Inc.*	95,867	6,282
Epocrates, Inc.*	577,705	9,497
HealthSpring, Inc.*	609,232	25,003

Total		40,782

Investments	Shares	Fair Value (000)
Health Care Technology 3.49%
athenahealth, Inc.*	717,960	$42,209
SXC Health Solutions Corp.*	558,135	35,235

Total		77,444

Hotels, Restaurants & Leisure 1.50%
BJ’s Restaurants, Inc.*	459,928	21,327
Peet’s Coffee & Tea, Inc.*	205,194	11,983

Total		33,310

Household Durables 3.46%
iRobot Corp.*	689,876	24,118
SodaStream International Ltd. (Israel)*(a)	415,412	30,471
Tempur-Pedic International, Inc.*	309,558	22,291

Total		76,880

Information Technology Services 0.95%
ServiceSource International, Inc.*	1,126,805	21,026

Internet & Catalog Retail 1.26%
HomeAway, Inc.*	35,800	1,407
Shutterfly, Inc.*	487,837	26,539

Total		27,946

Internet Software & Services 5.27%
Ancestry.com, Inc.*	726,917	25,885
Bankrate, Inc.*	1,272,547	23,275
comScore, Inc.*	454,600	9,915
Constant Contact, Inc.*	106,262	2,011
Cornerstone OnDemand, Inc.*	638,026	10,464
LivePerson, Inc.*	247,523	3,047
Rackspace Hosting, Inc.*	400,524	16,021
Responsys, Inc.*	923,122	13,450

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2011

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)
Vocus, Inc.*	371,568	$10,616
Zillow, Inc.*	70,100	2,259

Total		116,943

Life Sciences Tools & Services 0.25%
Pacific Biosciences of California, Inc.*	496,919	5,471

Machinery 6.01%
Chart Industries, Inc.*	776,725	41,213
Colfax Corp.*	41,739	1,130
Middleby Corp. (The)*	195,677	16,531
RBC Bearings, Inc.*	560,850	21,295
Robbins & Myers, Inc.	781,710	37,710
Sauer-Danfoss, Inc.*	324,465	15,412

Total		133,291

Media 0.09%
IMAX Corp. (Canada)*(a)	110,029	2,086

Metals & Mining 1.08%
Materion Corp.*	630,842	24,048

Oil, Gas & Consumable Fuels 4.44%
Kodiak Oil & Gas Corp.*	5,026,490	34,130
Oasis Petroleum, Inc.*	982,917	29,035
Rosetta Resources, Inc.*	681,389	35,276

Total		98,441

Pharmaceuticals 0.85%
Auxilium Pharmaceuticals, Inc.*	104,332	1,955
Impax Laboratories, Inc.*	408,110	8,644
Jazz Pharmaceuticals, Inc.*	206,138	8,342

Total		18,941

Investments	Shares	Fair Value (000)
Professional Services 0.95%
CoStar Group, Inc.*	360,195	$21,165

Real Estate Management & Development 1.15%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	751,935	25,445

Road & Rail 1.51%
Genesee & Wyoming, Inc. Class A*	489,267	26,929
Zipcar, Inc.*	279,149	6,499

Total		33,428

Semiconductors & Semiconductor Equipment 1.64%
Cavium, Inc.*	382,266	13,185
Inphi Corp.*	625,142	7,933
NetLogic Microsystems, Inc.*	442,871	15,301

Total		36,419

Software 6.67%
Ariba, Inc.*	924,271	30,566
CommVault Systems, Inc.*	389,659	15,087
Concur Technologies, Inc.*	112,804	5,126
NetSuite, Inc.*	1,088,879	42,695
Sourcefire, Inc.*	503,101	12,366
SS&C Technologies Holdings, Inc.*	878,170	16,264
SuccessFactors, Inc.*	76,042	2,053
Synchronoss Technologies, Inc.*	813,333	23,790

Total		147,947

Specialty Retail 3.28%
Dick’s Sporting Goods, Inc.*	568,541	21,036
Teavana Holdings, Inc.*	140,134	3,952

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2011

Investments	Shares	Fair Value (000)
Specialty Retail (continued)
Ulta Salon, Cosmetics & Fragrance, Inc.*	495,769	$31,248
Vitamin Shoppe, Inc.*	381,155	16,603

Total		72,839

Textiles, Apparel & Luxury Goods 5.85%
Crocs, Inc.*	624,494	19,565
Deckers Outdoor Corp.*	252,353	25,046
Fossil, Inc.*	176,873	22,228
lululemon athletica, Inc. (Canada)*(a)	455,893	27,600
Steven Madden Ltd.*	636,019	24,232
Under Armour, Inc. Class A*	152,759	11,214

Total		129,885

Thrifts & Mortgage Finance 0.77%
Ocwen Financial Corp.*	1,323,957	17,066

Total Common Stocks (cost $1,644,666,081)		2,122,743

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.68%

Repurchase Agreement
Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $105,920,000 of Federal Home Loan Bank at 0.05% due 10/14/2011; value: $105,867,040; proceeds: $103,790,778 (cost $103,790,692)	$103,791	$103,791

Total Investments in Securities 100.34% (cost $1,748,456,773)		2,226,534

Liabilities in Excess of Cash and Other Assets (0.34)%		(7,635)

Net Assets 100.00%		$2,218,899

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 9).

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2011

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,726,205,247)	$2,190,711,599
Investments in affiliated issuers, at value (cost $22,251,526)	35,822,452
Total investments (cost $1,748,456,773)	2,226,534,051
Cash	838,496
Receivables:
Investment securities sold	56,176,238
Capital shares sold	9,968,544
Interest and dividends	96,261
Prepaid expenses and other assets	30,357
Total assets	2,293,643,947
LIABILITIES:
Payables:
Investment securities purchased	64,814,712
Capital shares reacquired	6,174,426
12b-1 distribution fees	1,511,872
Management fee	1,001,579
Directors’ fees	419,943
Fund administration	78,428
To affiliates (See Note 3)	34,451
Accrued expenses	709,655
Total liabilities	74,745,066
NET ASSETS	$2,218,898,881
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,621,736,462
Accumulated net investment loss	(419,943)
Accumulated net realized gain on investments	119,505,084
Net unrealized appreciation on investments	478,077,278
Net Assets	$2,218,898,881

See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2011

Net assets by class:
Class A Shares	$979,130,099
Class B Shares	$21,161,437
Class C Shares	$134,683,887
Class F Shares	$190,426,457
Class I Shares	$601,225,857
Class P Shares	$121,588,528
Class R2 Shares	$11,186,882
Class R3 Shares	$159,495,734
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	42,366,371
Class B Shares (40 million shares of common stock authorized, $.001 par value)	1,034,083
Class C Shares (25 million shares of common stock authorized, $.001 par value)	6,545,768
Class F Shares (30 million shares of common stock authorized, $.001 par value)	8,163,696
Class I Shares (100 million shares of common stock authorized, $.001 par value)	24,490,688
Class P Shares (30 million shares of common stock authorized, $.001 par value)	5,352,885
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	488,827
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	6,942,551
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$23.11
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$24.52
Class B Shares-Net asset value	$20.46
Class C Shares-Net asset value	$20.58
Class F Shares-Net asset value	$23.33
Class I Shares-Net asset value	$24.55
Class P Shares-Net asset value	$22.71
Class R2 Shares-Net asset value	$22.89
Class R3 Shares-Net asset value	$22.97

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2011

Investment income:
Dividends	$1,872,646
Interest	9,039
Total investment income	1,881,685
Expenses:
Management fee	9,446,166
12b-1 distribution plan-Class A	2,817,967
12b-1 distribution plan-Class B	226,295
12b-1 distribution plan-Class C	1,166,986
12b-1 distribution plan-Class F	167,486
12b-1 distribution plan-Class P	607,144
12b-1 distribution plan-Class R2	46,841
12b-1 distribution plan-Class R3	551,748
Shareholder servicing	2,598,096
Fund administration	735,693
Subsidy (See Note 3)	419,712
Reports to shareholders	198,205
Registration	136,901
Custody	73,162
Professional	65,553
Directors’ fees	56,483
Other	50,610
Gross expenses	19,365,048
Expense reductions (See Note 7)	(2,555)
Net expenses	19,362,493
Net investment loss	(17,480,808)
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	290,041,668
Net realized gain on investments in affiliated issuers	472,879
Net change in unrealized appreciation/depreciation on investments	253,731,002
Net realized and unrealized gain	544,245,549
Net Increase in Net Assets Resulting From Operations	$526,764,741

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2011	For the Year Ended July 31, 2010
Operations:
Net investment loss	$(17,480,808)	$(10,689,838)
Net realized gain on investments in affiliated and unaffiliated issuers	290,514,547	123,031,742
Net change in unrealized appreciation/depreciation on investments	253,731,002	87,311,234
Net increase in net assets resulting from operations	526,764,741	199,653,138
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	1,094,690,610	502,941,902
Cost of shares reacquired	(624,730,508)	(324,592,733)
Net increase in net assets resulting from capital share transactions	469,960,102	178,349,169
Net increase in net assets	996,724,843	378,002,307
NET ASSETS:
Beginning of year	$1,222,174,038	$844,171,731
End of year	$2,218,898,881	$1,222,174,038
Accumulated net investment loss	$(419,943)	$(423,148)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$16.51	$13.49	$16.64	$19.96	$17.80

Investment operations:

Net investment loss(a)	(.21)	(.16)	(.13)	(.14)	(.16)

Net realized and unrealized gain (loss)	6.81	3.18	(3.02)	(.74)	5.33

Total from investment operations	6.60	3.02	(3.15)	(.88)	5.17

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)	(3.01)

Net asset value, end of year	$23.11	$16.51	$13.49	$16.64	$19.96

Total Return(b)	39.98%	22.48%	(18.99)%	(5.92)%	32.03%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.09%	1.14%	1.28%	1.13%	1.19%

Expenses, excluding expense reductions	1.09%	1.14%	1.28%	1.14%	1.19%

Net investment loss	(.99)%	(1.01)%	(1.11)%	(.77)%	(.86)%

Supplemental Data:
Net assets, end of year (000)	$979,130	$570,044	$446,012	$630,191	$553,180

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.72	$12.10	$15.02	$18.35	$16.67

Investment operations:

Net investment loss(a)	(.30)	(.23)	(.19)	(.24)	(.26)

Net realized and unrealized gain (loss)	6.04	2.85	(2.73)	(.65)	4.95

Total from investment operations	5.74	2.62	(2.92)	(.89)	4.69

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)	(3.01)

Net asset value, end of year	$20.46	$14.72	$12.10	$15.02	$18.35

Total Return(b)	39.09%	21.67%	(19.51)%	(6.55)%	31.23%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.74%	1.79%	1.93%	1.78%	1.84%

Expenses, excluding expense reductions	1.74%	1.79%	1.93%	1.79%	1.84%

Net investment loss	(1.64)%	(1.66)%	(1.76)%	(1.41)%	(1.52)%

Supplemental Data:
Net assets, end of year (000)	$21,161	$21,160	$22,308	$35,992	$50,855

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.80	$12.17	$15.11	$18.43	$16.74

Investment operations:

Net investment loss(a)	(.31)	(.23)	(.19)	(.24)	(.26)

Net realized and unrealized gain (loss)	6.09	2.86	(2.75)	(.64)	4.96

Total from investment operations	5.78	2.63	(2.94)	(.88)	4.70

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)	(3.01)

Net asset value, end of year	$20.58	$14.80	$12.17	$15.11	$18.43

Total Return(b)	38.99%	21.71%	(19.52)%	(6.46)%	31.14%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.74%	1.79%	1.93%	1.78%	1.84%

Expenses, excluding expense reductions	1.74%	1.79%	1.93%	1.79%	1.84%

Net investment loss	(1.64)%	(1.66)%	(1.76)%	(1.43)%	(1.52)%

Supplemental Data:
Net assets, end of year (000)	$134,684	$79,512	$56,558	$77,561	$59,056

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 7/31			9/28/2007(a) to 7/31/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.62	$13.55	$16.67	$21.92

Investment operations:

Net investment loss(b)	(.16)	(.12)	(.11)	(.10)

Net realized and unrealized gain (loss)	6.87	3.19	(3.01)	(2.71)

Total from investment operations	6.71	3.07	(3.12)	(2.81)

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)

Net asset value, end of period	$23.33	$16.62	$13.55	$16.67

Total Return(c)	40.31%	22.75%	(18.78)%	(14.18	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.84%	.88%	1.06%	.76	%(d)

Expenses, excluding expense reductions	.84%	.88%	1.06%	.77	%(d)

Net investment loss	(.74)%	(.75)%	(.91)%	(.61	)%(d)

Supplemental Data:
Net assets, end of period (000)	$190,426	$93,269	$23,070	$3,877

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$17.48	$14.23	$17.49	$20.79	$18.38

Investment operations:

Net investment loss(a)	(.15)	(.11)	(.10)	(.08)	(.10)

Net realized and unrealized gain (loss)	7.22	3.36	(3.16)	(.78)	5.52

Total from investment operations	7.07	3.25	(3.26)	(.86)	5.42

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)	(3.01)

Net asset value, end of year	$24.55	$17.48	$14.23	$17.49	$20.79

Total Return(b)	40.45%	22.93%	(18.70)%	(5.57)%	32.41%

Ratios to Average Net Assets:

Expenses, including expense reductions	.75%	.79%	.93%	.78%	.84%

Expenses, excluding expense reductions	.75%	.79%	.93%	.79%	.84%

Net investment loss	(.65)%	(.66)%	(.77)%	(.43)%	(.52)%

Supplemental Data:
Net assets, end of year (000)	$601,226	$279,772	$180,896	$200,162	$136,670

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$16.25	$13.29	$16.41	$19.72	$17.64

Investment operations:

Net investment loss(a)	(.22)	(.17)	(.14)	(.16)	(.17)

Net realized and unrealized gain (loss)	6.68	3.13	(2.98)	(.71)	5.26

Total from investment operations	6.46	2.96	(3.12)	(.87)	5.09

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)	(3.01)

Net asset value, end of year	$22.71	$16.25	$13.29	$16.41	$19.72

Total Return(b)	39.75%	22.36%	(19.07)%	(5.95)%	31.84%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.19%	1.24%	1.38%	1.24%	1.29%

Expenses, excluding expense reductions	1.19%	1.24%	1.38%	1.25%	1.29%

Net investment loss	(1.09)%	(1.11)%	(1.22)%	(.88)%	(.97)%

Supplemental Data:
Net assets, end of year (000)	$121,589	$115,303	$98,786	$105,675	$74,312

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%	224.72%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 7/31			9/28/2007(a) to 7/31/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.39	$13.43	$16.61	$21.92

Investment operations:

Net investment loss(b)	(.27)	(.20)	(.16)	(.16)

Net realized and unrealized gain (loss)	6.77	3.16	(3.02)	(2.71)

Total from investment operations	6.50	2.96	(3.18)	(2.87)

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)

Net asset value, end of period	$22.89	$16.39	$13.43	$16.61

Total Return(c)	39.60%	22.13%	(19.21)%	(14.48	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.35%	1.39%	1.54%	1.16	%(d)

Expenses, excluding expense reductions	1.35%	1.39%	1.54%	1.17	%(d)

Net investment loss	(1.24)%	(1.26)%	(1.37)%	(.94	)%(d)

Supplemental Data:
Net assets, end of period (000)	$11,187	$3,453	$1,291	$835

Portfolio turnover rate	136.95%	156.05%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 7/31			9/28/2007(a) to 7/31/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.44	$13.45	$16.62	$21.92

Investment operations:

Net investment loss(b)	(.25)	(.18)	(.15)	(.15)

Net realized and unrealized gain (loss)	6.78	3.17	(3.02)	(2.71)

Total from investment operations	6.53	2.99	(3.17)	(2.86)

Distributions to shareholders from:

Net realized gain	–	–	–	(2.44)

Net asset value, end of period	$22.97	$16.44	$13.45	$16.62

Total Return(c)	39.72%	22.32%	(19.13)%	(14.44	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.25%	1.28%	1.45%	1.08	%(d)

Expenses, excluding expense reductions	1.25%	1.28%	1.45%	1.09	%(d)

Net investment loss	(1.15)%	(1.16)%	(1.28)%	(.87	)%(d)

Supplemental Data:
Net assets, end of period (000)	$159,496	$59,661	$15,251	$6,281

Portfolio turnover rate	136.95%	156.06%	198.56%	240.09%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. Effective at the close of business on March 31, 2011, the Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

Notes to Financial Statements (continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns filed remains open for the fiscal years ended July 31, 2008 through July 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Notes to Financial Statements (continued)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,122,743	$–	$–	$2,122,743
Repurchase Agreement	–	103,791	–	103,791
Total	$2,122,743	$103,791	$–	$2,226,534

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended July 31, 2011, the effective management fee paid to Lord Abbett was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in

Notes to Financial Statements (continued)

proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 8.70% and 0.41%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2011:

Distributor Commissions	Dealers’ Concessions
$210,880	$1,196,215

Distributor received CDSCs of $1,347 and $22,930 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

As of July 31, 2011, the components of accumulated gains on a tax-basis were as follows:

Undistributed long-term capital gains	$128,212,550
Total undistributed earrings	128,212,550
Temporary differences	(419,943)
Unrealized gains – net	469,369,812
Total accumulated gains – net	$597,162,419

As of July 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,757,164,239
Gross unrealized gain	498,761,045
Gross unrealized loss	(29,391,233)
Net unrealized security gain	$469,369,812

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the fiscal year ended July 31, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Paid-in Capital
$17,484,013	$(17,484,013)

The permanent difference is attributable to the tax treatment of net investment losses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2011 were as follows:

Purchases	Sales
$2,838,237,851	$2,438,906,518

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2011.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such

Notes to Financial Statements (continued)

amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of July 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2011.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the fiscal year ended July 31, 2011:

Affiliated Issuer	Balance of Shares Held at 7/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2011	Value at 7/31/2011	Net Realized Gain 8/1/2010 to 7/31/2011(a)	Dividend Income 8/1/2010 to 7/31/2011(a)
Endologix, Inc.(b)	2,072,469	2,041,693	(168,958)	3,945,204	$35,822,452	$472,879	$–

(a)	Represents realized gains and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2010.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (continued)

11.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended July 31, 2011		Year Ended July 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,443,144	$462,325,162	10,638,509	$166,551,551
Converted from Class B*	152,718	3,266,549	183,659	2,846,009
Shares reacquired	(13,749,129)	(289,395,406)	(9,363,219)	(144,339,225)
Increase	7,846,733	$176,196,305	1,458,949	$25,058,335

Class B Shares
Shares sold	103,995	$1,934,801	284,608	$3,840,023
Shares reacquired	(335,829)	(6,078,885)	(484,942)	(6,774,287)
Converted to Class A*	(171,969)	(3,266,549)	(205,426)	(2,846,009)
Decrease	(403,803)	$(7,410,633)	(405,760)	$(5,780,273)

Class C Shares
Shares sold	2,349,980	$43,838,365	1,816,597	$25,300,358
Shares reacquired	(1,177,874)	(22,210,728)	(1,091,967)	(15,094,737)
Increase	1,172,106	$21,627,637	724,630	$10,205,621

Class F Shares
Shares sold	6,835,723	$142,222,201	6,369,330	$99,577,275
Shares reacquired	(4,282,219)	(91,538,253)	(2,462,053)	(39,404,566)
Increase	2,553,504	$50,683,948	3,907,277	$60,172,709

Notes to Financial Statements (concluded)

	Year Ended July 31, 2011		Year Ended July 31, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	12,550,884	$287,211,632	4,954,966	$82,144,492
Shares reacquired	(4,066,264)	(96,016,030)	(1,661,279)	(27,324,619)
Increase	8,484,620	$191,195,602	3,293,687	$54,819,873

Class P Shares
Shares sold	1,892,016	$38,628,507	4,905,363	$73,780,518
Shares reacquired	(3,636,336)	(78,329,881)	(5,243,493)	(80,852,778)
Decrease	(1,744,320)	$(39,701,374)	(338,130)	$(7,072,260)

Class R2 Shares
Shares sold	486,867	$10,424,796	202,712	$3,216,060
Shares reacquired	(208,718)	(4,638,925)	(88,188)	(1,368,299)
Increase	278,149	$5,785,871	114,524	$1,847,761

Class R3 Shares
Shares sold	4,980,816	$108,105,146	3,093,212	$48,531,625
Shares reacquired	(1,667,479)	(36,522,400)	(597,827)	(9,434,222)
Increase	3,313,337	$71,582,746	2,495,385	$39,097,403

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Developing Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Developing Growth Fund, Inc. as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

September 22, 2011

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers and directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991 - 2005) and Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 2001.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Arthur K. Weise (1970)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Managing Director, Portfolio Manager and Analyst at Bank of New York Institutional Asset Management (2005 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.

LADG-2

(09/11)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 21, 2011 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2011 and 2010 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2011	2010
Audit Fees {a}	$40,500	$40,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$40,500	$40,000

Tax Fees {b}	6,981	7,362
All Other Fees	- 0 -	- 0 -

Total Fees	$47,481	$47,362

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2011 and 2010 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees {a}	$203,580	$140,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 20, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 20, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 20, 2011